Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing information regarding (i) the compensation of our principal executive officers and the average compensation of our other named executive officers, (ii) the “compensation actually paid” to our principal executive officers, and the average of the “compensation actually paid” to our other named executive officers, each as calculated pursuant to SEC rules, and (iii) certain financial performance measures of the Company, over the past three fiscal years.

The table below reflects compensation amounts for two Chief Executive Officers.  Prior to March 7, 2022, William G. Miller, II, the “First Co-CEO”, and Jeffrey I. Badgley, the “Second Co-CEO”, served together as co-Chief Executive Officers of the Company. Effective March 7, 2022, Mr. Miller, II was appointed as the Company’s sole Chief Executive Officer and Mr. Badgley was appointed as the Company’s President of International and Military.

	Summary Compensation		Compensation Actually
Year	Table Total for Co-CEO (1)		Paid to Co-CEO (2)		Average		Value of Initial Fixed $100
					Summary	Average	Investment Based On:
					Compensation	Compensation	Company	Peer Group	Net	Adjusted
					Table Total	Actually Paid	Total	Total	Income	Pretax
	First	Second	First	Second	for non-CEO	to non-CEO	Shareholder	Shareholder	(thousands)	Income
	Co-CEO	Co-CEO	Co-CEO	Co-CEO	NEOs (3)	NEOs (4)	Return (5)	Return (6)	(7)	(8)

(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,769,503	$1,723,992	$2,572,103	$1,625,292	$844,815	$795,465	$77	$70	$20,346	$29,073
2021	$689,213	$689,213	$689,213	$689,213	$413,604	$413,604	$94	$93	$16,255	$24,800
2020	$760,171	$760,171	$760,171	$760,171	$369,628	$369,628	$104	$97	$29,830	$41,088
(1)

Effective March 7, 2022, William G. Miller, II was appointed as the Company’s sole Chief Executive Officer and Jeffrey I. Badgley was appointed as the Company’s President of International and Military. Prior this date, Mr. Miller II and Mr. Badgley served together as co-Chief Executive Officers of the Company. The dollar amounts reported for

Mr. Miller II and Mr. Badgley in column (b) are the respective amounts of total compensation reported for Mr. Miller II and Mr. Badgley for each corresponding year in the “Total” column of the Summary Compensation Table during the applicable year.

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Miller II and Mr. Badgley, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to either Mr. Miller II or Mr. Badgley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to each of Mr. Miller’s and Mr. Badgley’s total compensation for each year to determine the compensation actually paid:

	2022		2021		2020

	William G.	Jeffrey I.	William G.	Jeffrey I.	William G.	Jeffrey I.
	Miller II	Badgley	Miller II	Badgley	Miller II	Badgley
Total compensation as	$2,769,503	$1,723,992	$689,213	$689,213	$760,171	$760,171
reported in Summary
Compensation Table (SCT)

Adjustments

Deduct: Grant date fair value of	$(1,797,000)	$(898,500)	$—	$—	$—	$—
equity awards in fiscal year as
reported in SCT	-
	-
Add: Fair value of equity	$1,599,600	$799,800	$—	$—	$—	$—
awards granted in current fiscal
year at end of year

Add: Change in fair value from	$—	$—	$—	$—	$—	$—
end of prior fiscal year to end of
current fiscal year for equity
awards made in prior fiscal
years that were unvested at end
of current fiscal year

Add: Change in fair value from	$—	$—	$—	$—	$—	$—
end of prior fiscal year to
vesting date for equity awards
made in prior fiscal years that
vested during current fiscal year

Add: Value of dividends or	$—	$—	$—	$—	$—	$—
other earnings paid on equity
awards in the covered fiscal year
prior to the vesting date that are
not otherwise included in the
total compensation for the
covered fiscal year

Deduct: Fair value of equity	$—	$—	$—	$—	$—	$—
awards forfeited in current fiscal
year determined at end of prior
fiscal year

Deduct: Aggregate change in	$—	$—	$—	$—	$—	$—
actuarial present value of all
defined benefit and actuarial
pension plans as reported in
SCT

Add: Aggregate service cost for	$—	$—	$—	$—	$—	$—
pension plans

Compensation Actually Paid	$2,572,103	$1,625,292	$689,213	$689,213	$760,171	$760,171
(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding any individual(s) serving as our CEO for such year) in the “Total”

column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, William G. Miller, Deborah L. Whitmire, Vincent Tiano,  Josias W. Reyneke and Jamison Linden (ii) for 2021, Deborah L. Whitmire, Josias W. Reyneke, Vincent Tiano and Jamison Linden; and (iii) for 2020, William G. Miller, Deborah L. Whitmire, Frank Madonia and Josias W. Reyneke.

(4)

The dollar amounts reported in column € represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our CEO for such year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	Non-CEO NEOs (Average)

	2022	2021	2020
Total compensation as reported in Summary	$844,815	$413,604	$369,628
Compensation Table (SCT)

Adjustments

Deduct: Grant date fair value of equity awards in	$(449,250)	$—	$—
fiscal year as reported in SCT

Add: Fair value of equity awards granted in current	$399,900	$—	$—
fiscal year at end of year
	-
Add: Change in fair value from end of prior fiscal	$—	$—	$—
year to vesting date for equity awards made in prior
fiscal years that vested during current fiscal year

Add: Change in fair value from end of prior fiscal	$—	$—	$—
year to end of current fiscal year for equity awards
made in prior fiscal years that were unvested at end of
current fiscal year

Add: Dividends or other earnings paid on equity	$—	$—	$—
awards in the covered fiscal year prior to the vesting
date that are not otherwise included in the total
compensation for the covered fiscal year

Deduct: Fair value of equity awards forfeited in	$—	$—	$—
current fiscal year determined at end of prior fiscal
year

Deduct: Aggregate change in actuarial present value	$—	$—	$—
of all defined benefit and actuarial pension plans as
reported in SCT

Add: Aggregate service cost for pension plans	$—	$—	$—

Compensation Actually Paid	$795,465	$413,604	$369,628
(5)

The cumulative Total Shareholder Returns (“TSR”) depicts a hypothetical $100 investment in our common stock on December 31, 2020, and shows the value of that investment over time (assuming the re-investment of dividends) for each calendar year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)

Represents the weighted TSR of the “Peer Group” described below, weighted according to the respective companies’ stock market capitalization at the beginning of each calendar year. The Peer Group used for this purpose is a peer group recommended by the Compensation Committee’s independent compensation consultant, Pearl Meyer, which group was used and referred to by the Compensation Committee in connection with its review of the Company’s executive compensation program.  The “Peer Group”, which is discussed in further detail under the headings “Committees of the Board of Directors – Compensation Committee” and “Compensation Discussion and Analysis – 2023 Executive Compensation Actions; Independent Compensation Consultant”, consists of: Astec Industries, Inc. (ASTE); Blue Bird Corp. (BLBD); CIRCOR International, Inc. (CIR); Commercial Vehicle Group, Inc. (CVGI); Douglas Dynamics, Inc. (PLOW); Enerpac Tool Group Corp. (EPAC); L.B. Foster Co. (FSTR); Motorcar Parts of America, Inc. (MPAA); NN, Inc. (NNBR); Park-Ohio Holdings Corp. (PKOH); Shyft Group Inc. (SHYF); and Stoneridge, Inc. (SRI).

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)

While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Pretax Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance. Adjusted Pretax Income is defined as  income before income taxes, plus bonus expense for the Company’s U.S.-based employees, and excluding the effects of foreign currency translation.

Named Executive Officers, Footnote [Text Block]

	Summary Compensation		Compensation Actually
Year	Table Total for Co-CEO (1)		Paid to Co-CEO (2)		Average		Value of Initial Fixed $100
					Summary	Average	Investment Based On:
					Compensation	Compensation	Company	Peer Group	Net	Adjusted
					Table Total	Actually Paid	Total	Total	Income	Pretax
	First	Second	First	Second	for non-CEO	to non-CEO	Shareholder	Shareholder	(thousands)	Income
	Co-CEO	Co-CEO	Co-CEO	Co-CEO	NEOs (3)	NEOs (4)	Return (5)	Return (6)	(7)	(8)

(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,769,503	$1,723,992	$2,572,103	$1,625,292	$844,815	$795,465	$77	$70	$20,346	$29,073
2021	$689,213	$689,213	$689,213	$689,213	$413,604	$413,604	$94	$93	$16,255	$24,800
2020	$760,171	$760,171	$760,171	$760,171	$369,628	$369,628	$104	$97	$29,830	$41,088
(1)

Effective March 7, 2022, William G. Miller, II was appointed as the Company’s sole Chief Executive Officer and Jeffrey I. Badgley was appointed as the Company’s President of International and Military. Prior this date, Mr. Miller II and Mr. Badgley served together as co-Chief Executive Officers of the Company. The dollar amounts reported for

Mr. Miller II and Mr. Badgley in column (b) are the respective amounts of total compensation reported for Mr. Miller II and Mr. Badgley for each corresponding year in the “Total” column of the Summary Compensation Table during the applicable year.

	2022		2021		2020

	William G.	Jeffrey I.	William G.	Jeffrey I.	William G.	Jeffrey I.
	Miller II	Badgley	Miller II	Badgley	Miller II	Badgley
Total compensation as	$2,769,503	$1,723,992	$689,213	$689,213	$760,171	$760,171
reported in Summary
Compensation Table (SCT)

Adjustments

Deduct: Grant date fair value of	$(1,797,000)	$(898,500)	$—	$—	$—	$—
equity awards in fiscal year as
reported in SCT	-
	-
Add: Fair value of equity	$1,599,600	$799,800	$—	$—	$—	$—
awards granted in current fiscal
year at end of year

Add: Change in fair value from	$—	$—	$—	$—	$—	$—
end of prior fiscal year to end of
current fiscal year for equity
awards made in prior fiscal
years that were unvested at end
of current fiscal year

Add: Change in fair value from	$—	$—	$—	$—	$—	$—
end of prior fiscal year to
vesting date for equity awards
made in prior fiscal years that
vested during current fiscal year

Add: Value of dividends or	$—	$—	$—	$—	$—	$—
other earnings paid on equity
awards in the covered fiscal year
prior to the vesting date that are
not otherwise included in the
total compensation for the
covered fiscal year

Deduct: Fair value of equity	$—	$—	$—	$—	$—	$—
awards forfeited in current fiscal
year determined at end of prior
fiscal year

Deduct: Aggregate change in	$—	$—	$—	$—	$—	$—
actuarial present value of all
defined benefit and actuarial
pension plans as reported in
SCT

Add: Aggregate service cost for	$—	$—	$—	$—	$—	$—
pension plans

Compensation Actually Paid	$2,572,103	$1,625,292	$689,213	$689,213	$760,171	$760,171
(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding any individual(s) serving as our CEO for such year) in the “Total”

column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, William G. Miller, Deborah L. Whitmire, Vincent Tiano,  Josias W. Reyneke and Jamison Linden (ii) for 2021, Deborah L. Whitmire, Josias W. Reyneke, Vincent Tiano and Jamison Linden; and (iii) for 2020, William G. Miller, Deborah L. Whitmire, Frank Madonia and Josias W. Reyneke.

Peer Group Issuers, Footnote [Text Block]
(6)

Represents the weighted TSR of the “Peer Group” described below, weighted according to the respective companies’ stock market capitalization at the beginning of each calendar year. The Peer Group used for this purpose is a peer group recommended by the Compensation Committee’s independent compensation consultant, Pearl Meyer, which group was used and referred to by the Compensation Committee in connection with its review of the Company’s executive compensation program.  The “Peer Group”, which is discussed in further detail under the headings “Committees of the Board of Directors – Compensation Committee” and “Compensation Discussion and Analysis – 2023 Executive Compensation Actions; Independent Compensation Consultant”, consists of: Astec Industries, Inc. (ASTE); Blue Bird Corp. (BLBD); CIRCOR International, Inc. (CIR); Commercial Vehicle Group, Inc. (CVGI); Douglas Dynamics, Inc. (PLOW); Enerpac Tool Group Corp. (EPAC); L.B. Foster Co. (FSTR); Motorcar Parts of America, Inc. (MPAA); NN, Inc. (NNBR); Park-Ohio Holdings Corp. (PKOH); Shyft Group Inc. (SHYF); and Stoneridge, Inc. (SRI).

Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020

	William G.	Jeffrey I.	William G.	Jeffrey I.	William G.	Jeffrey I.
	Miller II	Badgley	Miller II	Badgley	Miller II	Badgley
Total compensation as	$2,769,503	$1,723,992	$689,213	$689,213	$760,171	$760,171
reported in Summary
Compensation Table (SCT)

Adjustments

Deduct: Grant date fair value of	$(1,797,000)	$(898,500)	$—	$—	$—	$—
equity awards in fiscal year as
reported in SCT	-
	-
Add: Fair value of equity	$1,599,600	$799,800	$—	$—	$—	$—
awards granted in current fiscal
year at end of year

Add: Change in fair value from	$—	$—	$—	$—	$—	$—
end of prior fiscal year to end of
current fiscal year for equity
awards made in prior fiscal
years that were unvested at end
of current fiscal year

Add: Change in fair value from	$—	$—	$—	$—	$—	$—
end of prior fiscal year to
vesting date for equity awards
made in prior fiscal years that
vested during current fiscal year

Add: Value of dividends or	$—	$—	$—	$—	$—	$—
other earnings paid on equity
awards in the covered fiscal year
prior to the vesting date that are
not otherwise included in the
total compensation for the
covered fiscal year

Deduct: Fair value of equity	$—	$—	$—	$—	$—	$—
awards forfeited in current fiscal
year determined at end of prior
fiscal year

Deduct: Aggregate change in	$—	$—	$—	$—	$—	$—
actuarial present value of all
defined benefit and actuarial
pension plans as reported in
SCT

Add: Aggregate service cost for	$—	$—	$—	$—	$—	$—
pension plans

Compensation Actually Paid	$2,572,103	$1,625,292	$689,213	$689,213	$760,171	$760,171

Non-PEO NEO Average Total Compensation Amount	$ 844,815	$ 413,604	$ 369,628
Non-PEO NEO Average Compensation Actually Paid Amount	$ 795,465	413,604	369,628
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

The dollar amounts reported in column € represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our CEO for such year), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	Non-CEO NEOs (Average)

	2022	2021	2020
Total compensation as reported in Summary	$844,815	$413,604	$369,628
Compensation Table (SCT)

Adjustments

Deduct: Grant date fair value of equity awards in	$(449,250)	$—	$—
fiscal year as reported in SCT

Add: Fair value of equity awards granted in current	$399,900	$—	$—
fiscal year at end of year
	-
Add: Change in fair value from end of prior fiscal	$—	$—	$—
year to vesting date for equity awards made in prior
fiscal years that vested during current fiscal year

Add: Change in fair value from end of prior fiscal	$—	$—	$—
year to end of current fiscal year for equity awards
made in prior fiscal years that were unvested at end of
current fiscal year

Add: Dividends or other earnings paid on equity	$—	$—	$—
awards in the covered fiscal year prior to the vesting
date that are not otherwise included in the total
compensation for the covered fiscal year

Deduct: Fair value of equity awards forfeited in	$—	$—	$—
current fiscal year determined at end of prior fiscal
year

Deduct: Aggregate change in actuarial present value	$—	$—	$—
of all defined benefit and actuarial pension plans as
reported in SCT

Add: Aggregate service cost for pension plans	$—	$—	$—

Compensation Actually Paid	$795,465	$413,604	$369,628

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted Pretax Income
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation of Executive Officers and Directors – Compensation Discussion and Analysis,” the Company’s executive compensation program is designed to enhance Company profitability, and shareholder value, by aligning executive compensation with the Company’s expectations and performance, and by establishing a system that can retain and reward executive officers who contribute to the long-term success of the Company. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted Pretax Income
●	Revenue
●	EBITDA
●	Total Shareholder Return (TSR)
●	Earnings Per Share

Total Shareholder Return Amount	$ 77	94	104
Peer Group Total Shareholder Return Amount	70	93	97
Net Income (Loss)	$ 20,346,000	$ 16,255,000	$ 29,830,000
Company Selected Measure Amount | item	29,073	24,800	41,088
PEO Name	William G. Miller, II
Additional 402(v) Disclosure [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company TSR and that of the Company’s Peer Group. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pretax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]
(8)

While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted Pretax Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance. Adjusted Pretax Income is defined as  income before income taxes, plus bonus expense for the Company’s U.S.-based employees, and excluding the effects of foreign currency translation.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
William G Miller II [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,769,503	$ 689,213	$ 760,171
PEO Actually Paid Compensation Amount	2,572,103	689,213	760,171
Jeffery I Badgley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,723,992	689,213	760,171
PEO Actually Paid Compensation Amount	1,625,292	$ 689,213	$ 760,171
PEO [Member] | William G Miller II [Member] | Deduct: Grant date fair value of equity awards in fiscal year as reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,797,000)
PEO [Member] | William G Miller II [Member] | Add: Fair value of equity awards granted in current fiscal year at end of year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,599,600
PEO [Member] | Jeffery I Badgley [Member] | Deduct: Grant date fair value of equity awards in fiscal year as reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(898,500)
PEO [Member] | Jeffery I Badgley [Member] | Add: Fair value of equity awards granted in current fiscal year at end of year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	799,800
Non-PEO NEO [Member] | Deduct: Grant date fair value of equity awards in fiscal year as reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(449,250)
Non-PEO NEO [Member] | Add: Fair value of equity awards granted in current fiscal year at end of year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 399,900